Trade Accounts and Other Receivables, Contract Liabilities and Prepayments	12 Months Ended
Dec. 31, 2024
Trade Accounts and Other Receivables, Contract Liabilities and Prepayments [Abstract]
Trade Accounts and Other Receivables, Contract Liabilities and Prepayments
11	Trade Accounts and Other Receivables, Contract Liabilities and Prepayments

Trade Accounts Receivables

	2024	2023

Trade accounts receivables	18,255,293	19,171,243
Less: Expected credit losses	(15,039,662)	(18,202,132)
Less: Write-off	Nil	(927,519)
	3,215,631	41,592

The age analysis of trade accounts receivables as at the end of the reporting period was as follows:

	Gross carrying amount		Expected credit loss		Expected credit loss rate
	2024	2023	2024	2023	2024	2023
Current	636,305	3,566,177	Nil	(3,524,585)	0%	99%
More than 30 days past due	882	1,114,733	Nil	(1,114,733)	0%	100%
More than 60 days past due	Nil	2,228,819	Nil	(2,228,819)	0%	100%
More than 120 days past due	Nil	1,652,053	Nil	(1,652,053)	0%	100%
More than 150 days past due	17,618,106	9,681,942	(15,039,662)	(9,681,942)	85%	100%
	18,255,293	18,243,724	(15,039,662)	(18,202,132)

Set out below is the movement in the allowance for expected credit losses of trade accounts receivables:

	2024	2023

As at 1 January	18,202,132	Nil
Provision for expected credit losses	151,068	18,202,132
Reversal of expected credit losses	(3,313,538)	Nil
As at 31 December	15,039,662	18,202,132
a)	As at December 31, 2024, ECL of USD 15,039,662 (2023: USD 14,888,594) due from a single international customer, net of credit notes issued for tanks novated back by BPGIC FZE due to the default in payment within the same year. In order to ascertain an event of potential credit loss from this customer, the Management performed an assessment of any circumstances of which the Group are aware regarding this customer’s inability to meet its financial obligations including:

●	ongoing negotiations with the customer and the expected recoverability. and

●	the failure of a debtor to engage in a repayment plan with the Group.

b)	As at December 31, 2023, ECL of USD 3,313,538 relates to amounts due from a UAE based customer, against which the management has filed a court case and received a verdict in its favor, as per Dubai International Arbitration Centre (DIAC) court verdict received in July 2024. Consequently, the Group reversed expected credit losses of USD 3,313,538 in 2024. This reversal was recorded in General and Administration Expenses. The Group has received USD 1,497,414 from this customer as of the date of approval of these financial statements.

c)	Also, during 2023 the management decided to write-off trade accounts receivables amounting USD 927,519 as there was no reasonable expectation of recovery (2024: nil).

d)	For explanation on the Group credit risk management process, refer Note 24.

e)	Trade receivables are non-interest bearing.

Contract Liabilities

At December 31, 2024, the Group had contract liabilities of USD 4,208,137 related to storage services (2023: USD 2,539,404). The increase in 2024 was due to the renewal of some contracts.

Set out below is the movement in the contract liabilities:

	2024	2023

As at 1 January	2,539,404	6,222,055
Deferred during the year	72,850,592	98,362,872
Recognised as revenue during the year	(71,181,859)	(102,045,523)
As at 31 December	4,208,137	2,539,404

Revenue recognized during the year from the amount included in contract liabilities at the beginning of the period.

Other Receivables, Prepayments and Other Income

	2024	2023

Litigation and interest receivables	1,792,252	Nil
VAT receivables	661,737	794,023
Due from related parties (Note 21)	534,993	327,437
Prepaid expenses	292,664	407,563
Advance to employees	8,349	7,481
Other receivables and prepayments	314,184	311,464
Less: Write-off other receivables and prepayments	(272,257)	Nil
	3,331,922	1,847,968

Based on the DIAC court verdict received in July 2024 (Note 11b), the Group was awarded interest on overdue charges and recovery of other legal costs from a UAE based customer, amounting to USD 1,619,416. In addition, interest income of USD 172,836 was recognized during 2024 as post-award interest in accordance with the court verdict. The gain and interest income have been recorded under Other Income.